                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                    Toronto, ON                 February 5, 2008
---------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total:   $3,033,662
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01          028-12555        Hamblin Watsa Investment Counsel Ltd.
02          028-12556        V. Prem Watsa

                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 2007

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------               ---------------- --------- --------- ------------------- ---------- -------- ----------------
                                 TITLE OF                 VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------               ---------------- --------- --------- ---------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABS                  COM              002824100     2,527     45,000 SH       DEFINED    01,02    SOLE
ASTRAZENECA PLC              SPONSORED ADR    046353108       544     12,700 SH       DEFINED    01,02    SOLE
BALDWIN & LYONS INC          CL B             057755209    26,633    969,875 SH       DEFINED    01,02    SOLE
BERKSHIRE HATHAWAY INC DEL   CL A             084670108       566          4 SH       DEFINED    01,02    SOLE
CFS BANCORP INC              COM              12525D102       146     10,000 SH       DEFINED    01,02    SOLE
CITIZENS COMMUNICATIONS CO   COM              17453B101   127,300 10,000,000 SH       DEFINED    01,02    SOLE
DELL INC                     COM              24702R101   245,686 10,023,900 SH       DEFINED    01,02    SOLE
FIRST PL FINL CORP           COM              33610T109       140     10,000 SH       DEFINED    01,02    SOLE
IDT CORP                     COM              448947101       119     15,000 SH       DEFINED    01,02    SOLE
INTERNATIONAL COAL GRP INC N COM              45928H106   112,855 21,055,000 SH       DEFINED    01,02    SOLE
JOHNSON & JOHNSON            COM              478160104   289,165  4,335,300 SH       DEFINED    01,02    SOLE
KING PHARMACEUTICALS INC     COM              495582108   102,416 10,001,600 SH       DEFINED    01,02    SOLE
LEVEL 3 COMMUNICATIONS INC   COM              52729N100    66,880 22,000,000 SH       DEFINED    01,02    SOLE
NEW YORK CMNTY BANCORP INC   COM              649445103       352     20,000 SH       DEFINED    01,02    SOLE
NEWMARKET CORP               COM              651587107       223      4,000 SH       DEFINED    01,02    SOLE
OFFICE DEPOT INC             COM              676220106       303     21,800 SH       DEFINED    01,02    SOLE
OLD REP INTL CORP            COM              680223104       173     11,250 SH       DEFINED    01,02    SOLE
OVERSTOCK COM INC DEL        COM              690370101    52,628  3,388,774 SH       DEFINED    01,02    SOLE
PFIZER INC                   COM              717081103   376,547 16,566,100 SH       DEFINED    01,02    SOLE
STEWART ENTERPRISES INC      CL A             860370105    28,401  3,191,146 SH       DEFINED    01,02    SOLE
US BANCORP DEL               COM NEW          902973304       216      6,800 SH       DEFINED    01,02    SOLE
U S G CORP                   COM NEW          903293405       340      9,500 SH       DEFINED    01,02    SOLE
WAL MART STORES INC          COM              931142103    10,775    226,700 SH       DEFINED    01,02    SOLE
GLAXOSMITHKLINE PLC          SPONSORED ADR    37733W105       947     18,800 SH       DEFINED    01,02    SOLE
SANOFI AVENTIS               SPONSORED ADR    80105N105       520     11,400 SH       DEFINED    01,02    SOLE
ODYSSEY RE HLDGS CORP        COM              67612W108 1,556,482 42,399,400 SH       DEFINED    01,02    SOLE
OVERSTOCK COM INC DEL        NOTE 3.750% 12/0 690370AB7    28,715 36,873,000 PRN      DEFINED    01,02    SOLE
PIER 1 IMPORTS INC           NOTE 6.375% 2/1  720279AH1     2,063  2,500,000 PRN      DEFINED    01,02    SOLE